Shareholders' equity	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Shareholders' equity
25 Shareholders’ equity
Issued share capital and reserves attributable to shareholders of Aegon Ltd.

	Note	2024	2023	2022

Share capital – par value	25.1	241	265	319

Share premium	25.2	6,853	6,853	6,853

Total share capital		7,094	7,118	7,172

Retained earnings		4,347	5,099	7,770

Treasury shares	25.3	(398)	(346)	(668)

Total retained earnings		3,949	4,753	7,103

Revaluation reserves 1	25.4	(3,706)	(3,770)	(4,563)

Remeasurement of defined benefit plans 2	25.5	(1,072)	(1,006)	(1,565)

Other reserves 3	25.6	951	379	669

Total shareholders’ equity		7,215	7,475	8,815

1
Included in the 2022 Revaluation reserves is an amount of EUR (31) million relating to Aegon the Netherlands classification as discontinued operations, as reflected in note 45 Held for sale and discontinued operations in Annual Report 2023.

2
Included in the 2022 Remeasurement of defined benefit plans is an amount of EUR (675) million relating to Aegon the Netherlands classification as discontinued operations, as reflected in 45 Held for sale and discontinued operations in Annual Report 2023.

3
Included in the 2022 Other reserves is an amount of EUR 15 million relating to Aegon the Netherlands classification as discontinued operations, as reflected in 45 Held for sale and discontinued operations in Annual Report 2023.

	2024	2023	2022

Share capital transactions relating to common shares	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)

Transactions in 2024:

Cancellation of shares	(198,301)

Transactions in 2023:

Cancellation of shares		(451,140)

Transactions in 2022:

Final dividend 2021 1			(18,676)

Share buyback program (final dividend 2021)			24,364

Interim dividend 2022 1			(21,365)

Share buyback program (interim dividend 2022)			29,833

1	Dividend distribution paid from treasury shares (note 25.3 Treasury shares).
In July and in December 2024, Aegon executed share cancellation of total 161,929,480 common shares and 36,371,440 common shares B. The purpose of the share cancellation is to reduce the number of treasury shares that are not used to cover obligations arising from share-based incentive plans or other obligations.
25.1 Share capital – par value

	2024	2023	2022

Common shares	198	218	253

Common shares B	42	47	66

On December 31	241	265	319

Common shares	2024	2023	2022

Authorized share capital	480	480	720

Number of authorized shares (in million)	4,000	4,000	6,000

Par value in cents per share	12	12	12

Common shares B	2024	2023	2022

Authorized share capital	240	240	360

Number of authorized shares (in million)	2,000	2,000	3,000

Par value in cents per share	12	12	12

	Common shares		Common shares B

	Number of shares (thousands )	Total amount	Number of shares (thousands )	Total amount

On December 31, 2021	2,106,313	253	568,839	68

Shares withdrawn	(10,665)	(1)	(22,643)	(3)

Dividend	13,782	2	-	-

On December 31, 2022	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

Dividend	-	-	-	-

On December 31, 2023	1,814,727	218	389,759	47

Shares withdrawn	(161,929)	(19)	(36,371)	(4)

Dividend	-	-	-	-

On December 31, 2024	1,652,797	198	353,388	42
During 2024 common shares were withdrawn in two transactions. In July 2024, 126,960,718 common shares; while in December 2024, 34,968,762 common shares and 36,371,440 common shares B were cancelled.
The withdrawal of common shares were executed in two transactions during 2023. In July 2023, 79,703,317 common shares and 43,817,400 common shares B; while in December 2023, 215,000,000 common shares and 112,619,440 common shares B were cancelled.
The common shares and common shares B withdrawn in 2022 are the result of the cancellation of 10,664,951 and 22,643,360 shares, respectively, following the repurchase by the Company in connection with the share buyback program.
The table below represents weighted average number of common shares including treasury shares attributable to Aegon Ltd.:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2022	2,107,315	559,906

2023	2,067,119	523,149

2024	1,753,162	388,169
All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. The Board is authorized, subject to certain restrictions of Bermuda law and the
Bye-Laws,
to repurchase Aegon Ltd. shares.
Vereniging Aegon, based in The Hague, the Netherlands, holds all the issued and outstanding common shares B.
For detailed information on the transaction between Aegon Ltd. and Vereniging Aegon, see note
44 Related party transactions
in the consolidated financial statements.
25.2 Share
premium

	2024	2023	2022

On January 1	6,853	6,853	7,033

Share dividend	-	-	(180)

On December 31	6,853	6,853	6,853

Share premium relating to:

- Common shares	5,200	5,200	5,200

- Common shares B	1,653	1,653	1,653

Total share premium	6,853	6,853	6,853
The share premium account reflects the balance of
paid-in
amounts above par value at issuance of new shares less the amounts charged for share dividends.
25.3 Treasury shares
On the reporting date, Aegon Ltd. held 68,934,478 (2023: 72,319,889, 2022: 145,821,347) of its own treasury common shares and 7,945,440 (2023: 7,945,440, 2022: 51,762,840) own treasury common shares B with a par value of EUR 0.12 each.
On June 2, 2023, Aegon completed its share buyback program, as announced on February 9, 2023, aimed at returning EUR 200 million of surplus cash capital to shareholders. Between February 10, 2023 and June 2, 2023, a total of 46,797,567 common shares were repurchased at an average price of EUR 4.2737 per share.

On July 6, 2023, Aegon announced the beginning of a EUR 1.5 billion share buyback program. This followed the completion of the combination of its Dutch pension, life and non-life
insurance, banking, and mortgage origination activities with a.s.r. on July 4, 2023. On April 9, 2024, Aegon announced that this share buyback was increased by EUR 35 million in relation to the share-based compensation plans for senior management. The share buyback program was completed during 2024 (EUR 1.535 billion in total of which EUR 815 million in 2023 and EUR 720 million in 2024).
On December 16, 2024, Aegon completed its share buyback program, as announced on May 16, 2024, returning EUR 200 million to shareholders. Between July 8, 2024 and December 13, 2024, a total of 34,968,762 common shares were repurchased at an average price of EUR 5.7049 per share.
Movements in the number of treasury common shares held by Aegon Ltd. were as follows:

	2024		2023		2022

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	72,320	346	145,821	662	70,958	262

Transactions in 2024:

Purchase: 1 transaction, average price EUR 5.38	85,321	459

Sale: 1 transaction, average price EUR 4.77	(6,649)	(32)

Purchase: 1 transaction, average price EUR 5.81	44,904	261

Shares withdrawn: 1 transaction, average price EUR 5.06	(126,961)	(643)

Purchase: 1 transaction, average price EUR 5.76	23,468	135

Purchase: 1 transaction, average price EUR 5.59	11,501	64

Shares withdrawn: 1 transaction, average price EUR 5.51	(34,969)	(193)

Transactions in 2023:

Purchase: 1 transaction, average price EUR 5.00			8,516	43

Sale: 2 transactions, average price EUR 4.46			(4,924)	(22)

Purchase: 1 transaction, average price EUR 4.27			46,798	200

Sale: 1 transaction, average price EUR 4.46			(69)	-

Shares withdrawn: 1 transaction, average price EUR 4.59			(79,703)	(366)

Purchase: 2 transactions, average price EUR 4.77			170,881	815

Shares withdrawn: 1 transaction, average price EUR 4.59			(215,000)	(986)

Transactions in 2022:

Purchase: 1 transaction, average price EUR 4.92					10,158	50

Sale: 3 transactions, average price EUR 2.46					(4,708)	(12)

Sale: 1 transaction, average price EUR 3.12					(18,676)	(58)

Purchase: 1 transaction, average price EUR 4.38					24,364	107

Share withdrawn: 1 transaction, average price EUR 3.70					(10,665)	(39)

Sale: 1 transaction, average price EUR 3.91					(21,365)	(84)

Purchase: 1 transaction, average price EUR 4.49					29,833	134

Purchase: 3 transactions, average price EUR 4.58					65,921	302

On December 31	68,934	397	72,320	346	145,821	662
Movements in the number of treasury common shares B held by Aegon Ltd. (refer to note
44 Related party transactions
) were as follows:

	2024		2023		2022

	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount

On January 1	7,945	1	51,763	6	30,589	3

Transactions in 2024:

Purchase: 1 transaction, average price EUR 0.15	36,371	6

Shares withdrawn: 1 transaction, average price EUR 0.15	(36,371)	(5)

Transactions in 2023:

Shares withdrawn: 1 transaction, average price EUR 0.11			(43,817)	(5)

Purchase: 1 transaction, average price EUR 0.13			112,619	15

Shares withdrawn: 1 transaction, average price EUR 0.13			(112,619)	(15)

Transactions in 2022:

Shares withdrawn: 1 transaction, average price EUR 0.10					(22,643)	(2)

Purchase: 1 transaction, average price EUR 0.12					43,817	5

On December 31	7,945	1	7,945	1	51,763	6

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)

2022	97,807	23,696

2023	188,403	33,035

2024	123,431	7,945
25.4 Revaluation reserves

	Investments measured at fair value through OCI	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Reinsurance contracts held	Total

On January 1, 2024	(3,300)	9	842	939	(2,261)	(3,770)

Gross revaluation	(1,187)	(1)	(88)	2,250	(556)	418

Net (gains) / losses transferred to income statement	82	-	(124)	-	-	(42)

Foreign currency translation differences	(259)	1	49	136	(168)	(242)

Tax effect	237	-	45	(530)	177	(71)

On December 31, 2024	(4,426)	9	724	2,795	(2,808)	(3,706)

On January 1, 2023	(5,251)	15	1,024	2,215	(2,566)	(4,563)

Gross revaluation	1,552	(2)	(62)	(1,626)	349	211

Net (gains) / losses transferred to income statement	706	-	(130)	-	-	577

Foreign currency translation differences	138	-	(31)	(47)	82	142

Tax effect	(487)	-	42	397	(126)	(174)

Disposal of group assets	42	(3)	-	-	-	38

On December 31, 2023	(3,300)	9	842	939	(2,261)	(3,770)

On January 1, 2022	6,810	32	1,100	(11,291)	768	(2,580)

Gross revaluation	(16,743)	(1)	(66)	18,680	(4,672)	(2,803)

Net (gains) / losses transferred to income statement	541	-	(126)	-	-	415

Foreign currency translation differences	588	-	74	(931)	95	(174)

Tax effect	3,499	-	42	(4,211)	1,243	574

Disposal of group assets	46	(16)	-	(31)	-	(2)

Other	7	-	-	-	-	7

On December 31, 2022	(5,251)	15	1,024	2,215	(2,566)	(4,563)

The revaluation accounts for both investments measured at FVOCI and for real estate held for own use include unrealized gains and losses on these investments, net of tax. Upon sale, the amounts realized are recognized in the income statement (for FVOCI investments with recycling) or transferred to retained earnings (for real estate held for own use). The revaluation reserve also includes the loss allowance recognized for financial assets measured at FVOCI.
The closing balances of the revaluation reserve for investments measured at FVOCI relate to the following instruments:

	2024	2023	2022

Shares	3	2	2

Debt securities	(4,425)	(3,297)	(5,249)

Money market and other short-term investments	(5)	(5)	(5)

Revaluation reserve for investments measured at FVOCI	(4,426)	(3,300)	(5,251)
The cash flow hedging reserve includes (un)realized gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the hedged cash flow. No amounts have been released from equity to be included in the initial measurement of non-financial
assets or liabilities.
25.5 Remeasurement of defined benefit plans

	2024	2023	2022

On January 1	(1,006)	(1,565)	(2,199)

Remeasurements of defined benefit plans	(6)	(110)	904

Tax effect	1	17	(250)

Net exchange differences	(60)	14	(20)

Disposal of a business	-	638	-

Total remeasurement of defined benefit plans	(1,072)	(1,006)	(1,565)
25.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total

On January 1, 2024	798	(324)	(95)	379

Movement in foreign currency translation and net foreign investment hedging reserves	581	(63)	-	518

Disposal of a business	(5)	4	(11)	(12)

Tax effect	7	-	-	7

Equity movements of joint ventures	-	-	(27)	(27)

Equity movements of associates	-	-	85	85

On December 31, 2024	1,381	(383)	(48)	951

On January 1, 2023	1,108	(371)	(68)	669

Movement in foreign currency translation and net foreign investment hedging reserves	(290)	54	-	(236)

Disposal of a business	(29)	-	(15)	(45)

Tax effect	10	(6)	-	3

Equity movements of joint ventures	-	-	(2)	(2)

Equity movements of associates	-	-	(9)	(9)

On December 31, 2023	798	(324)	(95)	379

On January 1, 2022	596	(338)	-	258

Movement in foreign currency translation and net foreign investment hedging reserves	436	(116)	(2)	318

Disposal of a business	104	67	(36)	135

Tax effect	(28)	16	-	(12)

Equity movements of joint ventures	-	-	(33)	(33)

Equity movements of associates	-	-	3	3

On December 31, 2022	1,108	(371)	(68)	669
The foreign currency translation reserve includes the currency results from investments in non-euro
denominated subsidiaries. The amounts are released to the income statement upon the sale of the subsidiary.

The net foreign investment hedging reserve is made up of gains and losses on the effective portions of hedging instruments, net of tax. The amounts are recognized in the income statement at the moment of realization of the hedged position to offset the gain or loss from the net foreign investment.
The equity movements of joint ventures and associates reflect Aegon’s share of changes recognized directly in the joint venture’s and associate’s equity.

Aegon Ltd. [member]
Statement [LineItems]
Shareholders' equity
14 Shareholders’ equity

	Share capital	Share premium	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total
On January 1, 2024	265	6,853	(3,760)	474	1,134	4,039	(1,006)	(346)	(179)	7,475

Net result 2023 retained	-	-	-	-	-	(179)	-	-	179	-

Net result 2024 recognized in the income statement	-	-	-	-	-	-	-	-	688	688
Total net result	-	-	-	-	-	(179)	-	-	867	688

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	524	-	-	(60)	-	-	464

Changes in revaluation in subsidiaries	-	-	65	-	-	-	-	-	-	65

Changes in revaluation reserve real estate held for own use	-	-	(1)	-	-	-	-	-	-	(1)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(5)	-	-	(5)

Changes and transfer to legal reserve	-	-	-	-	233	(186)	-	-	-	47

Other	-	-	-	-	-	(5)	-	-	-	(5)
Total other comprehensive income / (loss)	-	-	62	524	233	(191)	(66)	-	-	564

Shares withdrawn	(24)	-	-	-	-	24	-	-	-	-

Issuance and purchase of treasury shares	-	-	-	-	-	(835)	-	(52)	-	(887)

Dividends paid on common shares	-	-	-	-	-	(521)	-	-	-	(521)

Dividend withholding tax reduction	-	-	-	-	-	3	-	-	-	3

Coupons on perpetual securities						(77)				(77)

Incentive plans	-	-	-	-	-	(31)	-	-	-	(31)

On December 31, 2024	241	6,853	(3,696)	999	1,367	2,233	(1,072)	(398)	688	7,215

	Share capital	Share premium	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net result	Total
On January 1, 2023	319	6,853	(4,551)	736	2,821	5,439	(1,565)	(668)	(569)	8,815

Net result 2022 retained	-	-	-	-	-	(569)	-	-	569	-

Net result 2023 recognized in the income statement	-	-	-	-	-		-	-	(179)	(179)
Total net result	-	-	-	-	-	(569)	-	-	390	(179)

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	(262)	-	-	14	-	-	(248)

Changes in revaluation in subsidiaries	-	-	799	-	-	-	-	-	-	799

Changes in revaluation reserve real estate held for own use	-	-	(6)	-	-	-	-	-	-	(6)

Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	545	-	-	545

Disposal of group assets	-	-	-	-	-	(634)	-	-	-	(634)

Changes and transfer to legal reserve	-	-	(2)	-	(1,687)	1,662	-	-	-	(27)

Other	-	-	-	-	-	9	-	-	-	9
Total other comprehensive income / (loss)	-	-	791	(262)	(1,687)	1,037	559	-	-	438

Shares withdrawn	(54)	-	-	-	-	54	-	-	-	-

Dividends paid on common shares	-	-	-	-	-	(495)	-	-	-	(495)

Issuance and purchase of treasury shares	-	-	-	-	-	(1,374)	-	322	-	(1,052)

Dividend withholding tax reduction	-	-	-	-	-	1	-	-	-	1

Coupons on perpetual securities	-	-	-	-	-	(48)	-	-	-	(48)

Incentive plans	-	-	-	-	-	(5)	-	-	-	(5)

On December 31, 2023	265	6,853	(3,760)	474	1,134	4,039	(1,006)	(346)	(179)	7,475
In accordance with Dutch GAAP requirements, the balance of the revaluation account includes a legal reserve for positive revaluation amounts on FVOCI financial assets and cash flow hedging reserves, after taking into account the reducing effect of unrealized value increases of insurance contract liabilities, of EUR 1,491 million (2023: EUR 491 million). The revaluation linked to cash flow hedging is identified on individual cash flow hedge positions. In addition, a legal reserve also exists for unrealized gains on investments that are accounted FVPL and have no frequent market listing for an amount of EUR 834 million (2023: EUR 907 million).
For details on distributable reserves, see note
37 Capital management
and solvency
to the consolidated financial statements.

Movements in the number of treasury common shares held by Aegon Ltd. were as follows:

	2024		2023

	Number of shares (thousands )	Amount	Number of shares (thousands )	Amount

On January 1	72,320	345	145,821	662

Transactions in 2024:

Purchase: 1 transaction, average price EUR 5.38	85,321	459

Sale: 1 transaction, average price EUR 4.77	(6,649)	(32)

Purchase: 1 transaction, average price EUR 5.81	44,904	261

Shares withdrawn: 1 transaction, average price EUR 5.06	(126,961)	(643)

Purchase: 1 transaction, average price EUR 5.76	23,468	135

Purchase: 1 transaction, average price EUR 5.59	11,501	64

Shares withdrawn: 1 transaction, average price EUR 5.51	(34,969)	(193)

Transactions in 2023:

Purchase: 1 transaction, average price EUR 5.00			8,516	43

Sale: 2 transactions, average price EUR 4.46			(4,924)	(22)

Purchase: 1 transaction, average price EUR 4.27			46,798	200

Sale: 1 transaction, average price EUR 4.46			(69)	-

Shares withdrawn: 1 transaction, average price EUR 4.59			(79,703)	(366)

Purchase: 2 transactions, average price EUR 4.77			170,881	815

Shares Withdrawn: 1 transaction, average price EUR 4.59			(215,000)	(986)

On December 31	68,934	397	72,320	345
Movements in the number of treasury common shares B held by Aegon Ltd. were as follows:

	2024			2023

	Number of shares (thousands	)	Amount	Number of shares (thousands )	Amount

On January 1	7,945		1	51,763	6

Transactions in 2024:

Sale: 1 transaction, average price EUR 0.15	36,371		6

Shares withdrawn: 1 transaction, average price EUR 0.15	(36,371)		(5)

Transactions in 2023:

Shares withdrawn: 1 transaction, average price EUR 0.11				(43,817)	(5)

Purchase: 1 transaction, average price EUR 0.13				112,619	15

Shares withdrawn: 1 transaction, average price EUR 0.13				(112,619)	(15)

On December 31	7,945		1	7,945	1